Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 99,739	$ 100,105
Restricted cash	6,138	14,007
Accounts receivable	2,200	1,111
Inventories (Note 5)	10,774	10,578
Due from related parties (Notes 3 and 9)	3,747	6,012
Fair value of derivatives (Notes 18 and 19)	194	352
Insurance claims receivable	5,946	3,906
Prepaid lease rentals (Note 11)	4,975	4,982
Accrued charter revenue (Note 12)	456	457
Prepayments and other	4,187	3,546
Total current assets	138,356	145,056
FIXED ASSETS, NET:
Capital leased assets (Note 11)	239,196	242,966
Vessels, net (Note 6)	1,960,465	2,004,650
Total fixed assets, net	2,199,661	2,247,616
NON-CURRENT ASSETS:
Equity method investments (Note 9)	129,241	117,931
Prepaid lease rentals, non-current (Note 11)	33,359	35,829
Accounts receivable, non-current, net (Note 3)	1,425	1,425
Deferred charges, net (Note 7)	24,737	22,809
Restricted cash	46,741	48,708
Accrued charter revenue, non-current (Note 12)	391	569
Other non-current assets (Note 4)	12,762	12,612
Total assets	2,586,673	2,632,555
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 10)	188,116	183,828
Accounts payable	5,285	4,047
Due to related parties (Note 3)	232	371
Capital lease obligations (Note 11)	14,790	14,307
Accrued liabilities	16,111	15,225
Unearned revenue (Note 12)	15,618	18,356
Fair value of derivatives (Notes 18 and 19)	36,174	32,462
Other current liabilities	1,641	1,712
Total current liabilities	277,967	270,308
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs (Note 10)	1,076,936	1,134,764
Capital lease obligations, net of current portion (Note 11)	210,315	217,810
Fair value of derivatives, net of current portion (Notes 18 and 19)	18,070	19,655
Unearned revenue, net of current portion (Note 12)	22,405	26,508
Total non-current liabilities	1,327,726	1,398,737
COMMITMENTS AND CONTINGENCIES (Note 13)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock (Note 14)	0	0
Common stock (Note 14)	8	8
Additional paid-in capital (Note 14)	966,651	963,904
Retained earnings	61,980	44,247
Accumulated other comprehensive loss (Notes 18 and 20)	(47,659)	(44,649)
Total stockholders' equity	980,980	963,510
Total liabilities and stockholders' equity	$ 2,586,673	$ 2,632,555